SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Summary of Assets Measured at Fair Value on Recurring Basis) (Details) - Available-for-sale securities [Member] - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Available-for-sale securities	$ 370,348	$ 51,639
Trading securities	15,833
Fair Value Inputs Level 1 [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Available-for-sale securities	52,283	51,639
Trading securities	15,833
Fair Value, Inputs, Level 2 [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Available-for-sale securities	318,065
Trading securities
Fair Value, Inputs, Level 3 [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Available-for-sale securities
Trading securities